Stockholders' Equity (Deficit) - Summary of Warrant Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants, Outstanding, Beginning Balance	937,904	1,955,274
Number of Warrants, Warrants exercise for cash		(725,564)
Number of Warrants, Issuance of Series C Warrants	2,000,000
Number of Warrants, Expiration of warrant	(434,989)	(291,806)
Number of Warrants, Outstanding, Ending Balance	2,502,915	937,904